Summary of Significant Accounting Policies - Schedule of Disaggregation Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue	$ 1,642,018	$ 1,017,022	$ 3,646,332	$ 1,383,086
Regular [Member]
Revenue			3,619,796	1,383,086
Contingent Commission [Member]
Revenue			26,536
Profit Sharing [Member]
Revenue
Override Commission [Member]
Revenue
Bonuses [Member]
Revenue
Medical [Member]
Revenue			3,146,340	1,092,934
Medical [Member] | Regular [Member]
Revenue			3,146,340	1,092,934
Medical [Member] | Contingent Commission [Member]
Revenue
Medical [Member] | Profit Sharing [Member]
Revenue
Medical [Member] | Override Commission [Member]
Revenue
Medical [Member] | Bonuses [Member]
Revenue
Life [Member]
Revenue			1,065	1,558
Life [Member] | Regular [Member]
Revenue			1,065	1,558
Life [Member] | Contingent Commission [Member]
Revenue
Life [Member] | Profit Sharing [Member]
Revenue
Life [Member] | Override Commission [Member]
Revenue
Life [Member] | Bonuses [Member]
Revenue
Property and Casualty [Member]
Revenue			498,927	288,594
Property and Casualty [Member] | Regular [Member]
Revenue			472,391	288,594
Property and Casualty [Member] | Contingent Commission [Member]
Revenue			26,536
Property and Casualty [Member] | Profit Sharing [Member]
Revenue
Property and Casualty [Member] | Override Commission [Member]
Revenue
Property and Casualty [Member] | Bonuses [Member]
Revenue